RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 17:-	RELATED PARTY BALANCES AND TRANSACTIONS

Nistec, the controlling shareholder of the Company, is also a customer of the Company. The Company sells products to Nistec, pays management fees to Nistec and purchases certain services from Nistec. The Company's transactions with Nistec were carried out on an arm's-length basis.

a.	Balances with related parties:

	December 31,
	2024	2023

Trade accounts receivable	246	139
Trade accounts payable	38	48

b.	Transactions with related parties:

	Year ended December 31,
	2024	2023	2022

Revenues	1,240	769	618
Purchases, general and administrative expenses	489	550	433

PCB purchases by Nistec - Nistec purchases PCBs from the Company solely to provide assembled boards to its customers. The Company sells PCBs to Nistec based on its standard pricing, each PCB may be subject to a discount at such rate as offered by the Company from time to time to its other customer, provided that in no event shall the quoted price fall below 1.6 times the variable cost of such PCB, as determined by the Company's dynamic pricing system. Should the order be for PCBs imported by the Company, the quote reflects the actual price of such PCBs, plus a mark-up of at least twenty percent (20%). Should the order be for PCBs from excess inventory of an original order, the quote will reflect the standard price of such PCBs, with a discount of up to fifty percent (50%) of the price actually paid for such PCBs in the original order (the “Excess Inventory Discount”). The Excess Inventory Discount will apply only to orders from excess inventory of the first original order of a specific PCB (i.e., should a second order of a specific PCBs generate any excess inventory, and Nistec would like to purchase such excess, the Excess Inventory Discount will not be applied to such purchase).

Soldering and assembly services - The Company may acquire soldering services and/or purchasing services from Nistec. Nistec’s pricing for its soldering services will be its standard pricing (the “Pricing”), less a five percent (5%) discount. Nistec may charge for Purchasing Services in accordance with the actual costs of the orders, plus a fourteen and a quarter (14.25%) commission, which reflects a five percent (5%) discount, as compared to the commission charged to third parties by Nistec for similar services. Prices of services not included in the Pricing will be negotiated by the parties in good faith (without participation of Mr. Nissan, the Company's controlling shareholder and CEO, or any of his relatives). Nistec standard procedures govern manufacturer warranties and restrictions regarding defective assembled products. The Company’s purchases of services under the Soldering, Assembly and Design Services Procedure may not exceed NIS 3,000,000 per annum.

Managements fees - In July 2024, the Company's Audit Committee, Compensation Committee and Board of Directors, as applicable, approved the terms of the amended Management Agreement. Nistec is entitled to a monthly management fee of NIS 120,000 ($33,000). In the event that the Company’s audited consolidated financial statements reflect that the Company’s net income equals 4% or more of the Company’s revenues, Nistec shall be entitled to receive an annual performance-based bonus in an amount equal to three (3) times the monthly management fee.

Subject to Company’s reimbursement policy approved by the Audit Committee on May 15, 2016, Mr. Nissan receives reimbursement of travel expenses (other than food and beverage expenses) while traveling internationally on behalf of the Company, provided that such reimbursement will not exceed an aggregate amount of NIS 10,000 ($2,700) per calendar quarter.

Mr. Nissan is reimbursed for food and beverage expenses while traveling internationally on behalf of the Company, against receipts, in accordance with the Israeli Income Tax Regulations (Deduction of Certain Expenses) 1972.

In addition, the Company's shareholders in the annual general meetings held on December 5, 2019, October 29, 2020 and August 31, 2022 approved the following:

a.	The extension of the Directors and Officers' Indemnity Agreement with Mr. Nissan.
b.	The extension of the Exculpation Letter with respect to Mr. Nissan.
c.	The application of the Company’s directors and officers' liability insurance policy with respect to Mr. Nissan.